Fair Value Of Financial Instruments And Derivative Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments And Derivative Instruments

12. FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

Our results of operations and operating cash flows are impacted by changes in market prices for oil, natural gas and NGLs. To mitigate a portion of the exposure to adverse market changes, we enter into oil, natural gas and NGL commodity derivative instruments to establish price floor protection. As such, when commodity prices decline to levels that are less than our average price floor, we receive payments that supplement our cash flows. Conversely, when commodity prices increase to levels that are above our average price ceiling, we make payments to our counterparties. We do not enter into these arrangements for speculative trading purposes. As of December 31, 2012, 2011 and 2010, our commodity derivative instruments consisted of fixed rate swap contracts, puts, collars, swaptions and three-way collars. We did not designate these instruments as cash flow hedges for accounting purposes. Accordingly, associated unrealized gains and losses are recorded directly as Gain on Derivatives, Net. For additional information, see Note 2, Summary of Significant Accounting Policies, to our Consolidated Financial Statements.

Swap contracts provide a fixed price for a notional amount of sales volumes. Collars contain a fixed floor price (“put”) and ceiling price (“call”). The put options are purchased from the counterparty by our payment of a cash premium. If the put strike price is greater than the market price for a settlement period, then the counterparty pays us an amount equal to the product of the notional quantity multiplied by the excess of the strike price over the market price. The call options are sold to the counterparty, for which we receive a cash premium. If the market price is greater than the call strike price for a settlement period, then we pay the counterparty an amount equal to the product of the notional quantity multiplied by the excess of the market price over the strike price. A three-way collar is a combination of options, a sold call, a purchased put and a sold put. The purchased put establishes a minimum price unless the market price falls below the sold put, at which point the minimum price would be the settlement price plus the difference between the purchased put and the sold put strike price. The sold call establishes a maximum price we will receive for the volumes under contract. Swaption agreements provide options to counterparties to extend swaps into subsequent years.

We enter into the majority of our derivative arrangements with four counterparties and have a netting agreement in place with these counterparties. We do not obtain collateral to support the agreements, but we believe our credit risk is currently minimal on these transactions. For additional information on the credit risk regarding our counterparties, see Note 8, Concentrations of Credit Risk, to our Consolidated Financial Statements.

None of our derivatives are designated for hedge accounting but are, to a degree, an economic offset to our commodity price exposure. We utilize the mark-to-market accounting method to account for these contracts. We recognize all unrealized and realized gains and losses related to these contracts in the Consolidated Statements of Operations as Gain on Derivatives, Net under Other Income (Expense).

We received net cash settlements of $16.2 million, $6.2 million and $0.1 million for the years ended December 31, 2012, 2011 and 2010, respectively. Unrealized gains and losses from continuing operations associated with our derivative instruments amounted to a loss of $5.5 million, a gain of $12.7 million and a gain of $6.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The following table summarizes the location and amounts of gains and losses on derivative instruments from continuing operations, none of which are designated as hedges for accounting purposes, in our accompanying Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31, 2012 (in thousands)
	Realized Gains (Losses)	Unrealized Gains (Losses)	Total
Crude Oil
Reclassification of settled contracts included in prior periods mark-to-market adjustments	$0	$2,138	$2,138
Mark-to-market fair value adjustments	0	(273)	(273)
Settlement of contracts(a)	(286)	0	(286)

Crude Oil Total	(286)	1,865	1,579
Natural Gas
Reclassification of settled contracts included in prior periods mark-to-market adjustments	0	(10,404)	(10,404)
Mark-to-market fair value adjustments	0	2,471	2,471
Settlement of contracts(a)	16,095	0	16,095

Natural Gas Total	16,095	(7,933)	8,162
Natural Gas Liquids
Reclassification of settled contracts included in prior periods mark-to-market adjustments	0	0	0
Mark-to-market fair value adjustments	0	536	536
Settlement of contracts(a)	410	0	410

Natural Gas Liquids Total	410	536	946

Gain (Loss) on Derivatives, Net	$16,219	$(5,532)	$10,687

(a)	These amounts represent the realized gains and losses on settled derivatives, which before settlement are included in the mark-to-market fair value adjustment

	Year Ended December 31, 2011 (in thousands)
	Realized Gains (Losses)	Unrealized Gains (Losses)	Total
Crude Oil
Reclassification of settled contracts included in prior periods mark-to-market adjustments	$0	$1,850	$1,850
Mark-to-market fair value adjustments	0	(1,488)	(1,488)
Settlement of contracts(a)	(670)	0	(670)

Crude Oil Total	(670)	362	(308)
Natural Gas
Reclassification of settled contracts included in prior periods mark-to-market adjustments	0	(4,231)	(4,231)
Mark-to-market fair value adjustments	0	16,573	16,573
Settlement of contracts(a)	6,882	0	6,882

Natural Gas Total	6,882	12,342	19,224
Gain (Loss) on Derivatives, Net	$6,212	$12,704	$18,916

(a)	These amounts represent the realized gains and losses on settled derivatives, which before settlement are included in the mark-to-market fair value adjustment.

	Year Ended December 31, 2010 (in thousands)
	Realized Gains (Losses)	Unrealized Gains (Losses)	Total
Crude Oil
Reclassification of settled contracts included in prior periods mark-to-market adjustments	$0	$5,782	$5,782
Mark-to-market fair value adjustments	0	(2,819)	(2,819)
Settlement of contracts(a)	(3,861)	0	(3,861)

Crude Oil Total	(3,861)	2,963	(898)
Natural Gas
Reclassification of settled contracts included in prior periods mark-to-market adjustments	0	(1,925)	(1,925)
Mark-to-market fair value adjustments	0	4,211	4,211
Settlement of contracts(a)	4,667	0	4,667

Natural Gas Total	4,667	2,286	6,953
Interest Rate
Reclassification of settled contracts included in prior periods mark-to-market adjustments	0	711	711
Mark-to-market fair value adjustments	0	0	0
Settlement of contracts(a)	(711)	0	(711)

Interest Rate Total	(711)	711	0
Gain (Loss) on Derivatives, Net	$95	$5,960	$6,055

(a)	These amounts represent the realized gains and losses on settled derivatives, which before settlement are included in the mark-to-market fair value adjustment.

Our derivative instruments are recorded on the balance sheet as either an asset, or a liability, measured at its fair value. The fair value associated with our derivative instruments was an asset of approximately $9.8 million and $15.3 million at December 31, 2012 and 2011, respectively.

Our open asset/(liability) financial commodity derivative instrument positions at December 31, 2012 consisted of:

Period	Volume	Put Option	Floor	Ceiling	Swap	Fair Market Value ($ in Thousands)
Oil
2013—Collar	540,000 Bbl	$0	$72.44	$112.56	$0	$(217)
2013—Swap	120,000 Bbl	0	0	0	91.41	(217)
2013—Three Way Collar	60,000 Bbl	65.00	80.00	100.00	0	(45)
2014—Three Way Collar	360,000 Bbl	65.00	82.33	104.27	0	(509)

	1,080,000 Bbl					$(988)
Natural Gas
2013—Swap	6,570,000 Mcf	$0	$0	$0	$3.84	$1,631
2013—Three Way Collar	2,520,000 Mcf	3.35	4.17	4.88	0	986
2013—Collar	3,360,000 Mcf	0	4.77	5.68	0	4,211
2013—Put	2,640,000 Mcf	0	5.00	0	0	3,378
2013—Swaption	1,200,000 Mcf	0	0	0	4.50	354
2014—Call	1,800,000 Mcf	0	0	5.00	0	(366)
2014—Three Way Collar	4,800,000 Mcf	2.91	3.91	4.68	0	430
2014—Swap	2,400,000 Mcf	0	0	0	3.84	(195)
2014—Collar	1,800,000 Mcf	0	3.51	4.43	0	(166)

	27,090,000 Mcf					$10,263
Natural Gas Liquids
2013—Swap	108,000 Bbl	$0	$0	$0	$43.26	$535

	108,000 Bbl					$535

The combined fair value of derivatives included in our Consolidated Balance Sheets as of December 31, 2012 and December 31, 2011 is summarized below.

	December 31, 2012 (in thousands)	December 31, 2011 (in thousands)
Short-Term Derivative Assets:
Crude Oil—Collars	$90	$0
Natural Gas Liquids—Swaps	535	0
Natural Gas—Swaps	2,416	3,912
Natural Gas—Swaption	354	1,047
Natural Gas—Three Way Collars	1,021	1,333
Natural Gas—Collars	4,211	4,112
Natural Gas—Puts	3,378	0

Total Short-Term Derivative Assets	$12,005	$10,404

Long-Term Derivative Assets:
Crude Oil—Collars	$0	$143
Natural Gas—Swaps	239	1,377
Natural Gas—Collars	0	5,690
Natural Gas—Three Way Collars	465	861
Natural Gas—Puts	0	505

Total Long-Term Derivative Assets	$704	$8,576

Total Derivative Assets	$12,709	$18,980

Short-Term Derivative Liabilities:
Crude Oil—Collars	$(307)	$(2,363)
Crude Oil—Swaps	(217)	0
Crude Oil—Three Way Collars	(45)	0
Natural Gas—Three Way Collars	(35)	0
Natural Gas—Swaps	(785)	0

Total Short-Term Derivative Liabilities	$(1,389)	$(2,363)

Long-Term Derivative Liabilities:
Crude Oil—Three Way Collars	$(509)	$(632)
Natural Gas—Swaps	(434)	0
Natural Gas—Three Way Collars	(35)	0
Natural Gas—Call	(366)	0
Natural Gas—Collars	(166)	(643)

Total Long-Term Derivative Liabilities	$(1,510)	$(1,275)

Total Derivative Liabilities	$(2,899)	$(3,638)

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). We utilize market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable. We primarily apply the market approach for recurring fair value measurements and attempt to utilize the best available information. We utilize a fair value hierarchy that gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and lowest priority to unobservable inputs (Level 3 measurement). The three levels of fair value hierarchy are as follows:

Level 1—Quoted prices are available in active markets for identical assets or liabilities as of the reporting date.

Level 2—Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Our derivatives, which consist primarily of commodity swaps and collars, are valued using commodity market data which is derived by combining raw inputs and quantitative models and processes to generate forward curves. Where observable inputs are available, directly or indirectly, for substantially the full term of the asset or liability, the instrument is categorized in Level 2.

Level 3—Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

The following table presents the fair value hierarchy table for assets and liabilities measured at fair value ($ in thousands):

	Fair Value Measurements at December 31, 2012 Using:
	Total Carrying Value as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives(a)	$9,810	$0	$9,810	$0
Asset Retirement Obligations	$24,822	$0	$0	$24,822

(a)	All of our derivatives are classified as Level 2 measurements. For information regarding their classifications on our Consolidated Balance Sheets, please refer to the previous table.

The value of our oil derivatives are comprised of collar and three way collar contracts for notional barrels of oil at interval New York Mercantile Exchange (“NYMEX”) West Texas Intermediate (“WTI”) oil prices. The fair value of our oil derivatives as of December 31, 2012 are based on (i) the contracted notional volumes, (ii) independent active NYMEX futures price quotes for WTI oil and (iii) the implied rate of volatility inherent in the contracts. The implied rates of volatility inherent in our contracts were determined based on market-quoted volatility factors. Our gas derivatives are comprised of puts, swaps, swaptions, collars and three way collar contracts for notional volumes of gas contracted at NYMEX Henry Hub (“HH”). The fair values attributable to our gas derivative contracts as of December 31, 2012 are based on (i) the contracted notional volumes, (ii) independent active NYMEX futures price quotes for HH gas, (iii) independent market-quoted forward index prices and (iv) the implied rate of volatility inherent in the contracts. The implied rates of volatility inherent in our contracts were determined based on market-quoted volatility factors. Our natural gas liquids derivatives are comprised of swaps for notional volumes of natural gas liquids contracted at NYMEX Mont Belvieu Propane (“MBP”). The fair values attributable to our natural gas liquids derivative contracts as of December 31, 2012 are based on (i) the contracted notional volumes, (ii) independent active NYMEX futures price quotes for MBP, (iii) independent market-quoted forward index prices and (iv) the implied rate of volatility inherent in the contracts. The implied rates of volatility inherent in our contracts were determined based on market-quoted volatility factors. We classify our derivatives as Level 2 if the inputs used in the valuation models are directly observable for substantially the full term of the instrument; however, if the significant inputs were not observable for substantially the full term of the instrument, we would classify those derivatives as Level 3. We categorize our measurements as Level 2 because the valuation of our derivative instruments are based on similar transactions observable in active markets or industry standard models that primarily rely on market observable inputs. Substantially all of the assumptions for industry standard models are observable in active markets throughout the full term of the instruments.

Asset Retirement Obligations

We report the fair value of asset retirement obligations on a nonrecurring basis in our Consolidated Balance Sheets. We estimate the fair value of asset retirement obligations based on discounted cash flow projections using numerous estimates, assumptions and judgments regarding such factors as the existence of a legal obligation for an asset retirement obligation; estimated probabilities, amounts and timing of settlements; the credit-adjusted risk-free rate to be used; and inflation rates. These inputs are unobservable, and thus result in a Level 3 classification. See Note 2, Summary of Significant Accounting Policies, to our Consolidated Financial Statements for further information on asset retirement obligations, which includes a reconciliation of the beginning and ending balances which represent the entirety of our Level 3 fair value measurements.

Financial Instruments Not Recorded at Fair Value

The following table sets forth the fair values of financial instruments that are not recorded at fair value in our Consolidated Financial Statements:

	December 31, 2012		December 31, 2011
In thousands	Carrying Amount	Fair Value	Carrying Amount	Fair Value
8.875% Senior Notes, Net of Discount	$248,258	$249,074	$0	$0
Secured Lines of Credit	0	0	225,000	225,000
Capital Leases and Other Obligations	2,677	2,524	544	511

Total	$250,935	$251,598	$225,544	$225,511

The fair value of the secured lines of credit approximates carrying value based on borrowing rates available to us for bank loans with similar terms and maturities and is classified as Level 2 in the fair value hierarchy.

The fair value of the capital leases and other obligations are determined using a discounted cash flow approach based on the interest rate and payment terms of the obligations and an assumed discount rate. The fair values of the obligations could be significantly influenced by the discount rate assumptions, which is unobservable. Accordingly, the fair value of the capital leases would be classified as Level 3 in the fair value hierarchy. We measure the fair value of our senior notes using pricing that is readily available in the public market. Accordingly, the fair value of our senior notes would be classified as Level 2 in the fair value hierarchy.

The carrying values of all classes of cash and cash equivalents, accounts receivables and accounts payables are considered to be representative of their respective fair values due to the short term maturities of those instruments.